Note 10 - Accrued Payroll and Payroll Expenses	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes to Financial Statements
Accrued Payroll and Payroll Expenses [Text Block]
Note
10.
Accrued Payroll and Payroll Expenses

The following table summarizes accrued payroll and expenses at
January 31, 2019
for the Successor and at
October 31, 2018
for the Predecessor:

	Successor	Predecessor
	January 31,	October 31,
(in thousands)	2019	2018
Accrued vacation	$3,264	$3,482
Accrued bonus	1,145	1,766
Other accrued	975	1,457
Total accrued payroll and payroll expenses	$5,384	$6,705

Note
9.
Accrued Payroll and Payroll Expenses

The following table summarizes accrued payroll expenses as of
October 31, 2018
and
2017:

	2018	2017

Accrued vacation	$3,482,161	$3,041,238
Accrued bonus	1,766,013	2,131,945
Other accrued	1,457,035	1,729,483
Total accrued payroll and payroll expenses	$6,705,209	$6,902,666